TAXATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended		144 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2019 CNY (¥)
TAXATION
Percentage of ownership interests to be held by foreign investors (as a percent)	25.00%	25.00%
Company's net loss before income tax
PRC	¥ (287,511)	$ (41,298)	¥ (523,221)	¥ (1,229,979)
Non-PRC	87,088	12,509	27,173	12,591
Loss before income tax and share of net loss of equity investees	(200,423)	(28,789)	(496,048)	(1,217,388)
Components of income tax expense
Current income tax	(17,840)	(2,562)	(18,219)	(11,536)
Deferred income tax	(450)	(65)	6,332	1,680
Income tax expense (benefit), total	¥ (18,290)	$ (2,627)	¥ (11,887)	¥ (9,856)
Cayman Islands
TAXATION
With holding tax	0.00%	0.00%
British Virgin Islands
TAXATION
With holding tax	0.00%	0.00%
Hong Kong
TAXATION
With holding tax	0.00%	0.00%	0.00%	0.00%
Income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%
Assessable profits					¥ 0
PRC
TAXATION
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)	10.00%	10.00%
Maximum percentage of withholding income tax on dividends distributed by an FIE to its immediate holding company in Hong Kong (as a percent)	5.00%	5.00%
PRC | BEST Technology
TAXATION
Preferential Statutory Income Tax Rate						15.00%
Period for Preferential Tax Rate	3 years	3 years				3 years
non- PRC
TAXATION
Income tax rate (as a percent)							25.00%
Assessable profits							¥ 0